CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash	$ 2,950	$ 3,480
Accounts receivable, net		8
Loans receivable, net of provision for loan losses of $619 and $2,086, respectively	8,380	2,446
Interest receivable	4	52
Other receivables, prepayments and deposits, net of provision for credit losses of $4 and $5, respectively	205	222
Total current assets	11,539	6,208
Deposits for acquisition of a subsidiary, net of provision for credit losses of $131 and $127, respectively	4,869	4,873
Plant and equipment, net	48,655	50,590
Operating lease right-of-use assets, net	26	39
Intangible assets, net	42	61
Long-term loans receivable, net of $1,453 and $1,472 provision for loan losses	4,170	8,190
Goodwill	385	385
Total non-current assets	58,147	64,138
Total assets	69,686	70,346
CURRENT LIABILITIES
Other payables and accrued liabilities	1,260	1,609
Operating lease liability, current	22	39
Customer deposits	88	0
Taxes payable	721	504
Convertible notes - current	94	38
Total current liabilities	2,185	2,190
LONG-TERM LIABILITIES
Operating lease liability, non-current	4	0
Convertible notes - non-current		87
Non-current Deferred tax liabilities	5,293	5,545
Total non-current liabilities	5,297	5,632
Total liabilities	7,482	7,822
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred stock, $0.001 par value, 1,000,000 shares authorized, nil and nil issued and outstanding as of December 31, 2022 and 2021, respectively		0
Ordinary shares, $0.004 par value, 500,000,000 shares authorized, 101,597,998 and 101,597,998 issued and outstanding as of December 31, 2022 and 2021, respectively	406	406
Additional paid-in-capital	135,674	135,643
Retained earnings (deficit)	(73,879)	(73,533)
Accumulated other comprehensive income	3	8
Total TROOPS, Inc. shareholders' equity	62,204	62,524
Total liabilities and shareholders' equity	$ 69,686	$ 70,346